Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust
Entity Central Index Key	0000718891
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Advisor California Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class Z
Trading Symbol	FIJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class M
Trading Symbol	FCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class C
Trading Symbol	FCMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Limited Term Tax-Free Bond Fund
Class Name	Fidelity® California Limited Term Tax-Free Bond Fund
Trading Symbol	FCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 519,549,936
Holdings Count | shares	279
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$519,549,936
Number of Holdings	279
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.1 Health Care 19.9 Education 9.5 Transportation 7.9 Electric Utilities 5.2 Others(Individually Less Than 5%) 16.4 100.0 AAA 6.5 AA 56.4 A 25.1 BBB 8.0 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class I
Trading Symbol	FCMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class A
Trading Symbol	FCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity California Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity® California Municipal Income Fund
Trading Symbol	FCTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,595,445,829
Holdings Count | shares	629
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.7 Transportation 24.7 Health Care 14.9 Education 12.0 Special Tax 5.4 Others(Individually Less Than 5%) 14.3 100.0 AAA 1.9 AA 46.2 A 35.1 BBB 10.3 Not Rated 4.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.